Benefit from Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred financing costs		$ 680
Stock compensation	$ 6,389	395
Section 163(j) interest limitation	27,686	21,391
Disallowed original issue discount interest	1,092	6,741
Deferred rent	104	3,942
Deferred state income tax		348
Deferred revenue	6,378	4,186
Reserves and accruals	3,855	611
Sublease loss liability		860
Capitalized research and development	5,197
Lease liability	9,110
Federal net operating loss carryforward	30,966	26,398
State net operating loss carryforward	8,202	8,494
Foreign net operating loss carryforward	4,563	1,755
Other deferred tax assets	782	363
Total deferred tax assets	104,324	76,164
Deferred tax liabilities
Basis difference in fixed assets	(1,772)	(2,024)
Basis difference in intangibles assets and goodwill	(23,584)	(27,880)
Debt discount and derivative liabilities	(273)	(17,655)
Deferred financing costs	(319)
Right of use asset	(5,158)
Other deferred tax liabilities	(2,418)	(1,180)
Total deferred tax liabilities	(33,524)	(48,739)
Valuation allowance	(71,514)	(30,908)
Net deferred tax liabilities	$ (714)	$ (3,483)